Loss for the year - Other finance costs and staff costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Interest expenses on lease liabilities	$ 258	$ 203	$ 242
Continuing operations
Salaries, wages and other benefits	21,254	18,999	19,167
Contributions to defined contribution retirement plan	237	135	122
Equity-settled share-based payment expenses	4,286	5,356	10,142
Total staff costs	25,777	24,490	29,431
Other finance cost
Continuing operations
Interest expenses on lease liabilities	241	168	46
Direct costs
Continuing operations
Total staff costs	2,281	110	928
Selling and marketing expenses
Continuing operations
Total staff costs	1,490	1,055	1,355
Research and development expenses
Continuing operations
Total staff costs	4,967	8,396	8,628
Administrative and other operating expenses
Continuing operations
Total staff costs	$ 17,039	$ 14,929	$ 18,520